Financial Assets and Other Non-current Assets - Movement in Non-current Financial Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	€ 7,771
Non-current financial assets, ending balance	6,393	€ 7,771
Investments
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	650	825
First application of IFRS 9 impact		0
Acquisitions	65	16
Disposals	(24)	(155)
Translation differences	(5)	(7)
Fair value adjustments and financial updates	(115)	5
Transfers and other	2	(34)
Non-current financial assets, ending balance	573	650
Long-term credits
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	1,183	1,177
First application of IFRS 9 impact		0
Acquisitions	2,077	358
Disposals	(663)	(173)
Translation differences	(43)	(41)
Fair value adjustments and financial updates	23	4
Transfers and other	(1,527)	(142)
Non-current financial assets, ending balance	1,050	1,183
Deposits and guarantees
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	2,625	1,938
First application of IFRS 9 impact		0
Acquisitions	66	955
Disposals	(728)	(156)
Translation differences	(149)	(258)
Fair value adjustments and financial updates	18	84
Transfers and other	(208)	62
Non-current financial assets, ending balance	1,624	2,625
Trade receivables
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	638	593
First application of IFRS 9 impact		(201)
Acquisitions	662	602
Disposals	(148)	(59)
Translation differences	(12)	(40)
Fair value adjustments and financial updates	(4)	(5)
Transfers and other	(447)	(453)
Non-current financial assets, ending balance	488	638
Impairment losses
Disclosure of financial assets [line items]
Non-current financial assets, beginning balance	(137)	(154)
First application of IFRS 9 impact		17
Acquisitions	(21)	(12)
Disposals	10	41
Translation differences	1	16
Fair value adjustments and financial updates	0	0
Transfers and other	12	(28)
Non-current financial assets, ending balance	€ (118)	€ (137)